Product Warranties (Tables)	12 Months Ended
Mar. 31, 2017
Guarantees [Abstract]
Summary of Changes in Product Warranty Provision

The following are the changes in the product warranty provision:

	31 March
(Millions of US dollars)	2017	2016	2015
Balance at beginning of period	$45.3	$35.2	$31.4
Accruals for product warranties	17.0	28.0	16.0
Settlements made in cash or in kind	(15.7)	(17.9)	(12.2)

Balance at end of period	$46.6	$45.3	$35.2